Statement of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Profit (loss) for the year	R$ 3,915,771	R$ (729,197)	R$ 2,760,189
Items that will be reclassified subsequently to profit or loss
Fair value of cash flow hedge	605,204	215,510	(621,991)
Income tax and social contribution	(203,186)	(75,333)	206,315
Fair value of cash flow hedge from jointly-controlled	3,534	(3,309)	2,295
Net Items that will be reclassified subsequently to profit or loss	405,552	136,868	(413,381)
Exchange variation of foreign sales hedge	(397,045)	4,121,849	(8,437,079)
Sales Hedge - transfer to profit or loss	1,022,830	1,297,910
Income tax and social contribution on exchange variation	(212,767)	(1,842,718)	2,868,607
Exchange variation of foreign sales hedge - Braskem Idesa	472,717	(1,995,065)	(1,589,544)
Sales Hedge - transfer to profit or loss - Braskem Idesa	163,696	59,834
Income tax on exchange variation - Braskem Idesa	(190,924)	581,304	476,518
Exchange variation of foreign sales hedge, net of taxes	858,507	2,223,114	(6,681,498)
Foreign subsidiaries currency translation adjustment	(602)	339,296	653,349
Total	1,263,457	2,699,278	(6,441,530)
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial loss, net of taxes	(5,750)	(4,119)	(849)
Post-employment plans - Health plan, net of taxes	(2,904)		(8,280)
Total	(8,654)	(4,119)	(9,129)
Total comprehensive income for the year	5,170,574	1,965,962	(3,690,470)
Attributable to:
Company's shareholders	5,049,617	2,355,580	(3,087,616)
Non-controlling interest in subsidiaries	120,957	(389,618)	(602,854)
Total comprehensive income (loss) for the year	R$ 5,170,574	R$ 1,965,962	R$ (3,690,470)
Earnings Per Share Common
Basic and diluted
Profit (loss) per share attributable to the shareholders of the Company of continued operations at the end of the year (R$)	R$ 4.8479	R$ (0.5511)	R$ 3.7651
Profit per share attributable to the shareholders of the Company of discontinued operations at the end of the year (R$)	0.0112	0.0338	0.0081
Profit (loss) per share attributable to the shareholders of the Company at the end of the year (R$)	4.8590	(0.5173)	3.7732
Earnings per share - preferred shares class "A"
Basic and diluted
Profit (loss) per share attributable to the shareholders of the Company of continued operations at the end of the year (R$)	4.8479	(0.5511)	3.7651
Profit per share attributable to the shareholders of the Company of discontinued operations at the end of the year (R$)	0.0112	0.0338	0.0080
Profit (loss) per share attributable to the shareholders of the Company at the end of the year (R$)	4.8590	R$ (0.5173)	3.7731
Earnings per share - preferred shares class "B"
Basic and diluted
Profit (loss) per share attributable to the shareholders of the Company of continued operations at the end of the year (R$)	0.6069		0.6065
Profit (loss) per share attributable to the shareholders of the Company at the end of the year (R$)	R$ 0.6069		R$ 0.6065